Segment Information - Operating Income by Reportable Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	$ 4,439	$ 2,419	$ 1,323
Product Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	4,536	2,442	1,496
AMS [Member] | Product Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	1,237	1,022	816
Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	4,536	2,442	1,496
Operating Segments [Member] | ADG [Member] | Product Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	1,469	512	182
Operating Segments [Member] | MDG [Member] | Product Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	1,830	908	498
Segment Reconciling Items [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	(97)	(23)	(173)
Segment Reconciling Items [Member] | Others [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	$ (97)	$ (23)	$ (173)